EMPLOYEE BENEFITS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EMPLOYEE BENEFITS
Employee benefits expenses	¥ 230,263	¥ 198,272	¥ 169,572